OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities - Debt Securities [Member] - Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Beginning Balance	£ (379)	£ (195)
Change in fair value	(34)	(31)
Deferred tax	11	31
	(23)
Impairment recognised in the income statement	(1)
Ending Balance	(538)	(379)
The Group [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Income statement transfers in respect of disposals (note 8)	(196)	(268)
Deferred tax	61	84
Net Income statement transfers	(135)	(184)
The Bank [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Beginning Balance	281	483
Change in fair value	(50)	(58)
Deferred tax	13	34
	(37)	(24)
Impairment recognised in the income statement	(1)
Ending Balance	103	281
The Bank [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Income statement transfers in respect of disposals (note 8)	(201)	(258)
Deferred tax	61	80
Net Income statement transfers	£ (140)	£ (178)